Label	Element	Value
Document And Entity Information Elements	ETF2_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan 8, 2013
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ETF2
Document Creation Date	dei_DocumentCreationDate	Jan 8, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 8, 2013
Prospectus Date	rr_ProspectusDate	Jan 8, 2013

Guggenheim China Small Cap ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Small Cap ETF

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the above listed Fund:

The “Non-Diversified Fund Risk” section in the Summary Prospectus and Prospectus is hereby deleted.

Claymore Exchange-Traded Fund Trust 2

2455 Corporate West Drive

Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan 8, 2013
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ETF2
Document Creation Date	dei_DocumentCreationDate	Jan 8, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 8, 2013
Prospectus Date	rr_ProspectusDate	Jan 8, 2013
Guggenheim China Small Cap ETF
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ETF2_SupplementTextBlock

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Small Cap ETF

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the above listed Fund:

The “Non-Diversified Fund Risk” section in the Summary Prospectus and Prospectus is hereby deleted.

Claymore Exchange-Traded Fund Trust 2

2455 Corporate West Drive

Lisle, Illinois 60532

Please Retain This Supplement for Future Reference